Consolidated statement of cash flows (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss				£ (994)
Issuance of subordinated liabilities		£ 3,111	£ 10,466	0
Repayments of subordinated liabilities	[1]	2,248	10,902	18
Foreign exchange gain (loss)		711	(512)	351
Fair value gains/(losses)		(427)	(82)	69
Restricted cash and cash equivalents		23,395	9,410	11,828
Mandatory deposits at central banks		1,601	1,393	2,460
Cash and balances at central banks		131,433	108,482	85,092
– reverse repurchase agreement with banks of one month or less		23,182	17,430	21,020
Loans and advances to banks		17,109	10,784
Interest received		7,668	4,285	5,424
Interest paid		5,284	2,919	3,725
Dividends received		431	£ 704	£ 423
France retail business
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and balances at central banks		1,562
– reverse repurchase agreement with banks of one month or less		208
Other cash and cash equivalents		41
France retail business | Due not more than 1 month
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to banks		£ 114

[1]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £3,111m (2021: £10,466m; 2020: nil) and repayment of £(2,248)m (2021: £(10,902)m; 2020: £(18)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchanges gains/(losses) £711m (2021: £(512)m; 2020: £351m) and fair value gains/(losses) £(427)m (2021: £(82)m; 2020: £69m).